Income Taxes (Tables)	12 Months Ended
Dec. 31, 2019
Income Taxes
Schedule of provision for income taxes

	December 31,
	2019	2018
Federal and state net operating loss	$1,248	$69,089
Meals & entertainment	90	61
Life insurance	825	825
Goodwill amortization	(888)	-
Stock-based compensation	24,875	7,879
Depreciation	(5,474)	737
State tax, net of federal benefit	(62)	(6,580)
Other	(3,344)	(3,344)
Tax rate change	-	72,413
Change in Valuation Allowance	(17,180)	(141,098)
Total income tax provision	$-	$-

Schedule of provision for Federal income tax

	December 31,
	2019	2018
Net operating loss carryforwards	$19,273	$75,922
Depreciation	3,191	8,665
Goodwill amortization	(888)	-
Stock based compensation	137,934	92,102
Valuation allowance	(159,509)	(176,689)
Total net deferred tax assets	$-	$-